Annual Fund Operating Expenses	Nov. 22, 2024
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.50%
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.50%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.